John Hancock Bond Fund Expense Example, No Redemption - John Hancock Bond Fund Classes A C I R2 R4 and R6 [Member] - John Hancock Bond Fund - Class C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	461
Expense Example, No Redemption, 5 Years	796
Expense Example, No Redemption, 10 Years	$ 1,555